Related Party Transactions	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 11—Related Party Transactions

Except as disclosed elsewhere herein, below are the Company’s related party transactions for the six months ended January 31, 2023 and 2022.

License Agreement and Service Agreement

On October 10, 2019, the Company entered into a license agreement with GDDL (the “License Agreement”) and a Services Agreement with Sirtex (the “Services Agreement”). While both of the agreements are still valid and in full effect, to date neither has resulted in any charges, expenses or payments due to or from the Company to or from either GDDL or Sirtex, as applicable, because obligations arising out of both of such agreements will not impact the Company’s operations or consolidated financial statements until, with respect to the Services Agreement, the Company begins commercialization planning for its lead product candidate, TAVO™-EP, or, with respect to the License Agreement, GDDL initiates clinical development in China of, and obtains marketing approval in, the jurisdictions subject to the License Agreement for the Company’s current lead asset TAVO™-EP for intratumoral delivery by electroporation, or any of the Company’s other product candidates subject to the License Agreement.

Pursuant to the License Agreement, the Company, among other things, granted GDDL and its affiliates an exclusive, sublicensable, royalty-bearing license to develop, manufacture, commercialize, or otherwise exploit the Company’s current and future products, including TAVO™ and the VLA in the following territories: China Mainland, Hong Kong, Macau, Taiwan, Armenia, Azerbaijan, Bahrain, Bangladesh, Bhutan, Brunei, Burma, Cambodia, East Timor, Georgia, India, Indonesia, Jordan, Kazakhstan, Kuwait, Kyrgyzstan, Laos, Malaysia, Mongolia, Nepal, Oman, Pakistan, Papua New Guinea, Philippines, Qatar, Saudi Arabia, Singapore, South Korea, Sri Lanka, Tajikistan, Thailand, Turkmenistan, United Arab Emirates, Uzbekistan and Vietnam (the “Territory”). Under the terms of the License Agreement, GDDL will pay the Company up to 20% royalties on the Net Sales (as defined in the License Agreement) of such products in the Territory during the applicable Royalty Term (as defined in the License Agreement) (such royalties, the “Royalties’).

During the Royalty Term for a Licensed Product (as defined in the License Agreement) and a Region (as defined in the License Agreement) in the Territory, under no circumstances will the Royalties payable to Company hereunder in respect of such Licensed Product and such Region for a calendar half be less than ten percent (10%) of Net Sales of such Licensed Product for such Region for such calendar half, provided that such percentage shall be pro-rated if such Royalty Term ends in such calendar half.

If either party believes that the other party has materially breached one or more of its material obligations under the License Agreement, then the non-breaching party may, following a cure period, terminate the License Agreement upon written notice to the breaching party, subject to other conditions. GDDL may terminate the License Agreement in its entirety for any reason or no reason upon prior written notice to Company. Additionally, the License Agreement may be terminated upon certain events involving bankruptcy or insolvency. If GDDL terminates the License Agreement for convenience or the Company terminates the License Agreement due to GDDL’s breach or insolvency, then, subject to certain conditions, each party’s rights and licenses will terminate, and GDDL will have certain obligations to assign to the Company, or grant a right of reference under, certain regulatory documentation or approvals. If GDDL terminates the License Agreement due to the Company’s breach or insolvency, then GDDL will have the option either to keep the License Agreement in effect with the royalty rate owed by GDDL to the Company reduced by 50% or to terminate the License Agreement (in which case each party’s rights and licenses will terminate, except that GDDL will have the right to wind down certain clinical trials).

Pursuant to the Services Agreement, the Company agreed, among other things, to pay Sirtex low single-digit royalties on the Net Sales (as defined in the Services Agreement) of all Products (defined as TAVO™ and VLA products and their accompanying generators, and any products (including, for clarity, combination products) incorporating or including such products and their accompanying generators), in all countries other than those in the Territory. In exchange for the royalty fee, Sirtex will provide the Company with certain services for these products, including key opinion leader management and engagement services, voice of customer (VOC) services, development of a go to market strategy, and pricing, reimbursement and market access services.

If either party believes that the other party has materially breached one or more of its material obligations under the Services Agreement, then the non-breaching party may, following a cure period, terminate the Services Agreement upon written notice to the breaching party, subject to other conditions. Sirtex may terminate the Services Agreement in its entirety for any reason or no reason upon prior written notice to the Company. Additionally, the Services Agreement may be terminated upon certain events involving bankruptcy or insolvency.

Both of the License Agreement and Service Agreement are still valid and in full effect. However, to date neither has resulted in any charges, expenses or payments due to or from the Company to or from either CGP or Sirtex, as applicable. The Company’s product candidates are in the early stages of clinical development and, therefore, the Company has not yet had a need for, nor received any of the services being provided under the Services Agreement and is not planning to do so for another six to twelve months. Similarly, the Company’s products that are subject to the License Agreement are still in the clinical development process and have not achieved regulatory approval by any U.S. based or foreign regulators. These processes can take years, and the Company does not anticipate full regulatory approval and commercialization in the jurisdictions subject to the License Agreement for at least three to five years or even longer.

Co-Promotion Agreement

In January 2021, the Company entered into a co-promotion agreement with Sirtex, pursuant to which the Company granted Sirtex the option to co-promote TAVO™-EP for the treatment of anti-PD-1 refractory locally advanced or metastatic melanoma in the U.S., including its territories and possessions. In consideration for the option, the Company received an upfront, non-refundable payment of $5.0 million from Sirtex (the “option fee”). The option to co-promote is non-exclusive and may be exercised at any time by Sirtex from the effective date until 90 days following the receipt by Sirtex of a complete copy of the final BLA filed by the Company with the FDA (the “option period”). If Sirtex exercises the option, the Company will receive an additional non-refundable and non-creditable option exercise fee of $25.0 million, comprised of $20.0 million in cash, and $5.0 million for the issuance of common shares of the Company determined by the average closing price of the stock for the 30 days prior to the date of receipt of the exercise notice for the option.

Under the terms of the co-promotion agreement, if Sirtex exercises the co-promote option, the Company will pay to Sirtex a high-teens to low-twenties royalty (the “promotion fee”) of U.S. net sales of the TAVO™ products. The co-promotion agreement will continue until the earlier of the expiration of the option period without Sirtex extending the option or the eighth anniversary of the first FDA approval of the BLA, and can be extended by mutual agreement between the Company and Sirtex. During the co-promotion term, the Company is responsible for funding approximately two-thirds of the promotional costs incurred by Sirtex and Sirtex shall be responsible for approximately one-third.

The Company has determined that the co-promotion agreement represents a funded research and development arrangement within the scope of ASC Subtopic 730-20, Research and Development—Research and Development Arrangements (ASC 730-20). The Company concluded that there has not been a substantive and genuine transfer of risk related to the co-promotion agreement and the Company’s ongoing development of TAVO™-EP as there is a presumption that the Company is obligated to repay Sirtex based on the significant related party relationship that exists between the parties. This significant related party relationship is based on Sirtex’s approximate 8% ownership of the outstanding shares of the Company’s common stock, and that of its significant equity holder, CGP (which owns 49% of Sirtex), which, at the time of entering into the agreement, owned approximately 42% of the outstanding shares of the Company’s common stock and is the Company’s largest shareholder.

The Company has determined that the appropriate accounting treatment under ASC 730-20 is to record any proceeds received from Sirtex for the co-promote option or upon exercise of the option as cash and cash equivalents as the Company has the ability to direct the usage of funds, and as a corresponding long-term liability (“Liability under co-promotion agreement – related party”) on the Company’s consolidated balance sheet when received. The liability will remain on the balance sheet until (i) Sirtex exercises the option which results in royalties paid by the Company to Sirtex based on the net sales of the TAVO™ products, or (ii) Sirtex does not exercise the option and the co-promotion agreement is terminated by the parties.

As of January 31, 2023, the balance of the Liability under co-promotion agreement – related party relates to the option fee payment of $5.0 million received from Sirtex.

Convertible Note – Related Party

On November 25, 2022 (the “Funding Date”), the Company entered into a Convertible Promissory Note and Security agreement with GDDL pursuant to which the Company issued a Secured Convertible Promissory Note (the “Note”) to GDDL. The Note has a principal amount of $2,000,000, bears interest at a rate of 5% per annum until November 25, 2023 and 10% per annum thereafter (the “Interest Rate”) and matures on November 25, 2024 (the “Maturity Date”), on which date the principal balance and all accrued interest under the Note shall be due and payable. The Interest Rate will be 10% per annum upon occurrence of an event of default, including, but not limited to, the failure by the Company to make payment of principal or interest due under the Note on the Maturity Date, and any commencement by the Company of a case under any applicable bankruptcy or insolvency laws. The principal and interest accrued on the Note may be prepaid without any further agreement of the parties to the Note, or converted (as described below) upon the agreement of the parties to the Note, at any time without penalty to the Company.

Subject to the consent of GDDL, the Note is convertible into such number of fully paid and non-assessable shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) as determined by dividing (i) any portion of the unpaid principal and accrued interest of the Note then outstanding by (ii) the greater of (a) the last closing bid price of a share of Common Stock as reported on the Nasdaq Capital Market (“Nasdaq”) on the date the Company and GDDL agree to such conversion and (b) the average closing bid price of a share of Common Stock as reported on Nasdaq for the thirty trading days immediately preceding such date, subject to a share cap of 360,589 shares of Common Stock (the “Share Cap”), representing 19.99% of the total issued and outstanding shares of Common Stock as of November 25, 2022.

Additionally, if at any time after the Funding Date the last closing bid price of a share of Common Stock as reported on the Nasdaq for ten consecutive trading days or the average closing bid price of a share of Common Stock as reported on Nasdaq for the thirty trading days immediately preceding such date is equal to or exceeds $44.00 (subject to any reorganization, recapitalization, reclassification, stock dividend, stock split, reverse stock split or other substantially similar transaction), GDDL may require that the Company prepay the Note through conversion of the then outstanding principal and/or any accrued interest thereon into shares of Common Stock, in whole or in part.

The unpaid principal of and any accrued interest on the Note constitute unsubordinated obligations of the Company and are senior and preferred in right of payment to all equity securities of the Company outstanding as of the Funding Date, which are secured by all of the Company’s right, title and interest, in and to certain of the Company’s intellectual property rights in Hong Kong, Taiwan, China and South Korea, as specified in the Note; provided, however, that the Company may incur or guarantee additional indebtedness after the Funding Date, whether such indebtedness are senior, pari passu or junior to the obligations under the Note.

In connection with the issuance of the Note, the Company incurred $113,391 in fees and costs. These fees were recorded as a discount on the Note and will be amortized to interest expense over the term of the note.

The following table sets forth the Company’s obligations under the Note:

	January 31, 2023	July 31, 2022
Convertible note – related party	$2,000,000	$-
Interest payable	16,667	-
Subtotal	2,016,667	-
Unamortized debt issuance costs	(103,942)	-
Total carrying value of convertible note – related party	1,912,725	-
Less current portion	-	-
Convertible note – related party, net of current portion	$1,912,725	$-

For the three and six months ended January 31, 2023, the Company recognized $17,000 of interest expense related to the Note.

Future minimum payments due under the convertible note - related party were as follows:

Years ending July 31,
2023 – the remainder of the fiscal year	$-
2024	-
2025	2,000,000
2026	-
2027	-
Thereafter	-
Total	$2,000,000

Note 12 – Related Party Transactions

Except as disclosed elsewhere herein, below are the Company’s related party transactions for the years ended July 31, 2022 and 2021.

Equity Offerings

During the year ended July 31, 2021, shares of common stock issued to third party investors related to warrant exercises totaled 63,148. On April 16, 2021, in accordance with their Stock Purchase Agreements, CGP and Sirtex exercised their rights to purchase additional shares of common stock at a purchase price equal to the same exercise price paid by each warrant holder in order to maintain their respective ownership percentages of the outstanding shares of common stock of the Company upon the Closing. The Company issued 64,084 shares of common stock to CGP at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $4.8 million. The Company issued 12,817 shares of common stock to Sirtex at an exercise price of $75.90 per share, resulting in gross proceeds of approximately $1.0 million.

On January 25, 2021, the Company completed the offer and sale of an aggregate of 350,513 shares of its common stock at a purchase price of $119.90 per share in a public offering (see Note 6). CGP and Sirtex participated in the offering. Each of CGP and Sirtex exercised its right of participation in future offerings in order to maintain respective ownership percentages of the outstanding shares of common stock of the Company upon the Closing, and purchased 154,054 and 30,811 shares of common stock, respectively, at a purchase price of $119.90 per share.

On August 19, 2020, the Company completed the offer and sale of an aggregate of 209,481 shares of its common stock at a purchase price of $71.50 per share in a registered direct offering (see Note 6). CGP and Sirtex participated in the registered direct offering and maintained their respective ownership percentages of the outstanding shares of common stock of the Company upon the Closing, and purchased 90,864 and 18,173 shares of common stock, respectively, at a purchase price of $71.50 per share.

Co-Promotion Agreement

In January 2021, the Company entered into a co-promotion agreement with Sirtex, pursuant to which the Company granted Sirtex the option to co-promote TAVO™-EP for the treatment of anti-PD-1 refractory locally advanced or metastatic melanoma in the U.S., including its territories and possessions. In consideration for the option, the Company received an upfront, non-refundable payment of $5.0 million from Sirtex (the “option fee”). The option to co-promote is non-exclusive and may be exercised at any time by Sirtex from the effective date until 90 days following the receipt by Sirtex of a complete copy of the final BLA filed by the Company with the FDA (the “option period”). If Sirtex exercises the option, the Company will receive an additional non-refundable and non-creditable option exercise fee of $25.0 million, comprised of $20.0 million in cash, and $5.0 million for the issuance of common shares of the Company determined by the average closing price of the stock for the 30 days prior to the date of receipt of the exercise notice for the option.

Under the terms of the co-promotion agreement, if Sirtex exercises the co-promote option, the Company will pay to Sirtex a high-teens to low-twenties royalty (“promotion fee”) of U.S. net sales of the TAVO™ products. The co-promotion agreement will continue until the earlier of the expiration of the option period without Sirtex extending the option or the eighth anniversary of the first FDA approval of the BLA, and can be extended by mutual agreement between the Company and Sirtex. During the co-promotion term, the Company is responsible for funding approximately two-thirds of the promotional costs incurred by Sirtex and Sirtex shall be responsible for approximately one-third.

The Company has determined that the co-promotion agreement represents a funded research and development arrangement within the scope of ASC Subtopic 730-20, Research and Development—Research and Development Arrangements (ASC 730-20). The Company concluded that there has not been a substantive and genuine transfer of risk related to the co-promotion agreement and the Company’s ongoing development of TAVO™-EP as there is a presumption that the Company is obligated to repay Sirtex based on the significant related party relationship that exists between the parties. This significant related party relationship is based on Sirtex’s approximate 8% ownership of the outstanding shares of the Company’s common stock, and that of its significant equity holder, CGP (which owns 49% of Sirtex), which, at the time of entering into the agreement, owned approximately 42% of the outstanding shares of the Company’s common stock and is the Company’s largest shareholder.

The Company has determined that the appropriate accounting treatment under ASC 730-20 is to record any proceeds received from Sirtex for the co-promote option or upon exercise of the option as cash and cash equivalents as the Company has the ability to direct the usage of funds, and as a corresponding long-term liability (“Liability under co-promotion agreement – related party”) on the Company’s consolidated balance sheet when received. The liability will remain on the balance sheet until (i) Sirtex exercises the option which results in royalties paid by the Company to Sirtex based on the net sales of the TAVO™ products, or (ii) Sirtex does not exercise the option and the co-promotion agreement is terminated by the parties.

As of July 31, 2022, the balance of the Liability under co-promotion agreement – related party relates to the option fee payment of $5.0 million received from Sirtex.